Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7
—
Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021
, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.0
% of the gross proceeds of the IPO, or $5,520,000
in the aggregate. In addition, the underwriters are entitled to a deferred fee of 3.5
% of the gross proceeds of the IPO, or $9,660,000
.
Agreement
On November 29
, 2021
, the Company entered into an agreement and plan of merger (the “Initial Merger Agreement”) by and among the Company, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of the Company (“Merger Sub”), and GRIID. On December 23
, 2021
, the parties to the Initial Merger Agreement amended the Initial Merger Agreement.

On October 17
, 2022
, the Company, Merger Sub and GRIID entered into a second amendment (the “Second Amendment”) to the Initial Merger Agreement (as so amended, the “Merger Agreement”). The Merger Agreement, as amended, provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into GRIID (the “Merger”), the separate limited liability company existence of Merger Sub will cease, and GRIID, as the surviving company of the Merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of the Company.
Pursuant to the Merger Agreement, at the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID, and each limited liability company membership unit of GRIID that is issued and outstanding immediately prior to the effective time of the Merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 58,500,000 shares of the Company’s common stock.
In addition to reducing the merger consideration to 58,500,000 shares of the Company’s common stock, the Second Amendment removes certain negative covenants limiting the Company’s conduct of its business during the period between the signing of the Merger Agreement and the Closing and permits the Company to pursue an alternative Business Combination transaction during the pre-closing
period.
The Second Amendment eliminates GRIID’s ability to terminate the Merger Agreement if the Merger has not closed by an agreed outside date, extends that outside date to January 14
, 2023
(subject to the Company’s right to extend such outside date for successive
90-day
extensions at its sole discretion) and permits the Company to terminate the Merger Agreement (i) if the board of managers (or similar body) of GRIID approves any plan of liquidation, winding up or reorganization of GRIID or any of its subsidiaries or the sale, assignment, transfer, lease, license or other disposition of all or any material portion of the assets or equity of GRIID or any of its subsidiaries, (ii) if Blockchain Access UK Limited (“Blockchain”) provides notice under the Fourth Amended and Restated Credit Agreement (the “Credit Agreement”) by and between Blockchain and Griid Infrastructure LLC (“Holdco”) informing GRIID or Holdco that the amounts outstanding thereunder (x) have been accelerated or (y) will be accelerated and neither GRIID nor Holdco has an opportunity to cure the breach or breaches causing such acceleration or (iii) in order to enter into a binding written agreement providing for the consummation of an alternative Business Combination transaction.
Finally, the Second Amendment provides that upon (i) the termination of the Merger Agreement by the Company if (A) GRIID’s representations and warranties are untrue or GRIID fails to perform any covenant or agreement such that the respective condition to Closing is not satisfied, (B) there is an order by a government entity permanently enjoining the Merger, (C) GRIID’s members do not approve the Merger, (D) GRIID’s board of managers (or similar body) approves any plan of liquidation, winding up or reorganization for GRIID or any of its subsidiaries or (E) Blockchain provides notice to GRIID or any of GRIID’s subsidiaries of the acceleration of outstanding debt under the Credit Agreement, (ii) the termination of the Merger Agreement by GRIID if there is an order by a government entity permanently enjoining the Merger or (iii) any rejection of the Merger Agreement by GRIID or any of its subsidiaries in bankruptcy, insolvency, reorganizational or similar proceeding, GRIID will pay to the Company a non-refundable
termination fee of $50,000,000
.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company and the board of managers of GRIID.
The parties to the Merger Agreement have agreed to customary representations and warranties for transactions of this type. Additionally, under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions.
If the Merger Agreement is validly terminated, none
of the parties to the Merger Agreement will have any liability or any further obligation under the Merger Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Merger Agreement).

Vendor Agreements
On August 17, 2021, the Company entered into a master services agreement (the “Evolve Agreement”) with Evolve Security, LLC (“Evolve”) for cybersecurity due diligence services related to the Merger. Under the Evolve Agreement, the Company paid Evolve $55,000
.
On August 17, 2021, the Company entered into an engagement letter (the “Edelstein Letter”) with Edelstein & Company, LLP (“Edelstein”) for accounting due diligence services related to the Merger. Under the Edelstein Letter, Edelstein estimated its fees payable by the Company to be $16,000
.
On August 17, 2021, the Company entered into an engagement letter (the “Lincoln Letter”) with Lincoln International LLC (“Lincoln”) for fairness opinion services related to the Merger. Under the Lincoln Letter, Lincoln will be entitled to receive a contingent fee in the amount of $500,000 plus expenses upon the consummation of the Merger.
On August 18, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Arthur D. Little LLC (“ADL”) for technical and commercial due diligence services related to the Merger. Under the Consulting Agreement, ADL will receive a contingent fee in the amount of $250,000 plus expenses upon the consummation of the Merger.
On September 13, 2021, the Company entered into an engagement letter (the “M&A Engagement Letter”) with Wells Fargo Securities, LLC (“Wells”), pursuant to which Wells would serve as financial advisor in connection with contemplated acquisitions made by the Company. Under the M&A Engagement Letter, Wells would receive $1,000,000 upon the consummation of a Business Combination, which amount would be offset against any amounts to which Wells is entitled under the Capital Markets Engagement Letter (as defined below), and would be entitled to 30
% of any
break-up
fee the Company receives upon the termination of a business combination agreement. On May 26, 2022, Wells resigned from its role as financial advisor and waived all rights to any fees and compensation in connection with such role.
On September 14, 2021, the Company entered into engagement letters relating to a private investment in public equity (“PIPE”) financing (the “PIPE Engagement Letter”) and capital markets advisory services (the “Capital Markets Engagement Letter”), each with Wells. Under the PIPE Engagement Letter, Wells would receive a contingent fee equal to 4
% of the gross proceeds of securities sold in the PIPE plus expenses. The Company will be obligated to pay an additional $1,500,000 if the gross proceeds of securities sold in a PIPE is above $100,000,000
. Under the Capital Markets Engagement Letter, Wells would receive $3,500,000 upon the consummation of a Business Combination. On May 26, 2022, Wells resigned from its role as capital markets advisor and lead placement agent and waived all rights to any fees and compensation in connection with such roles.
Share Purchase Agreement
On September 9, 2022, the Company and GRIID entered into a share purchase agreement (the “Share Purchase Agreement”) with GEM Global Yield LLC SCS (the “Purchaser”) and GEM Yield Bahamas Limited (“GYBL”) relating to a share subscription facility. Pursuant to the Share Purchase Agreement, following the consummation of the Merger, subject to certain conditions and limitations set forth in the Share Purchase Agreement, the Company shall have the right, but not the obligation, from time to time at its option, to issue and sell to the Purchaser up to $200.0 million of the Company’s shares of common stock (the “Shares”).
Sales of the Shares to the Purchaser under the Share Purchase Agreement and the timing of any sales will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the Shares and determinations by the Company regarding the use of proceeds of such Shares. The net proceeds from any sales under the Share
Purchase Agreement will depend on the frequency with, and prices at, which the Shares are sold to the Purchaser. The Company expects to use the proceeds from any sales under the Share Purchase Agreement for working capital and general corporate purposes.
Upon the initial satisfaction of the conditions to the Purchaser’s obligation to purchase Shares set forth in the Share Purchase Agreement, the Company will have the right, but not the obligation, from time to time at its sole discretion during the
36-month
period from and after the first day on which the Shares are publicly listed on a securities exchange, to direct the Purchaser to purchase up to a specified maximum amount of Shares as set forth in the Share Purchase Agreement. The purchase price of the Shares that the Company elects to sell to the Purchaser pursuant to the Share Purchase Agreement will be 92
% of the average daily closing price of the Shares during a
30-trading
day period commencing with the first trading day designated in the notice delivered to the Purchaser.
In connection with the execution of the Share Purchase Agreement, GRIID agreed to pay to the Purchaser in installments in connection with placements of Shares under the Share Purchase Agreement a $4.0 million commitment fee (the “Commitment Fee”) payable in Shares or cash, as consideration for the Purchaser’s irrevocable commitment to purchase the Shares upon the terms and subject to the satisfaction of the conditions set forth in the Share Purchase Agreement. Also, GRIID will be obligated to issue to the Purchaser a warrant (the “Warrant”), expiring on the third anniversary of the public listing date of the continuing company of the Merger, to purchase 2
% of the total equity interests (on a fully diluted basis) outstanding immediately after the completion of the Merger, at an exercise price per Share equal to the lesser of: (i) the closing bid price of the Company’s Shares as reported by the New York Stock Exchange on September 9, 2022 and (ii) 90
% of the closing price of the Shares on the public listing date. Additionally, pursuant to the Share Purchase Agreement, GRIID would be obligated to pay a private transaction fee of 1
% of the total consideration paid in a private Business Combination transaction with a counterparty that was introduced to GRIID by the Purchaser or an affiliate of the Purchaser in the event that GRIID consummates such a transaction in lieu of the Merger or any other Business Combination transaction the result of which is GRIID continuing as a publicly listed company.
The Share Purchase Agreement contains customary representations, warranties, conditions and indemnification obligations by each party. The representations, warranties and covenants contained in the Share Purchase Agreement were made only for purposes of the Share Purchase Agreement and as of specific dates, were solely for the benefit of the parties to the Share Purchase Agreement and are subject to certain important limitations.
GRIID has the right to terminate the Share Purchase Agreement at any time, upon 90 trading days’ prior written notice. In the event GRIID terminates the Share Purchase Agreement at its option prior to any public listing (including as a result of the Merger) and GRIID completes a public listing within the two-year
period following such termination, GRIID will be obligated to issue the Warrant to the Purchaser.

Note 7
—
Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021
,
 requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 2.0
% of the gross proceeds of the IPO, or $5,520,000
 in the aggregate. In addition, the underwriters are entitled to a deferred fee of 3.5
% of the gross proceeds of the IPO, or $9,660,000
.
Business Combination Agreement
On November 29, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among the Company, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of the Company (“Merger Sub”), and GRIID. On December 23, 2021 the parties to the Merger Agreement amended the Merger Agreement. The Merger Agreement, as amended, provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into GRIID (the “Merger”), the separate limited liability company existence of Merger Sub will cease and GRIID, as the surviving company of the Merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of the Company.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company and the board of managers of GRIID.
At the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID and each limited liability company membership unit of GRIID that is issued and outstanding immediately prior to the effective time of the merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 308,100,000 shares of the Company’s common stock.

The parties to the Merger Agreement have agreed to customary representations and warranties for transactions of this type. Additionally, under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions.
The Merger Agreement includes a remedy of specific performance for the parties. The Merger Agreement may be terminated under certain customary circumstances at any time prior to the Closing, including, (i) by mutual written consent of GRIID and the Company, or (ii) by the Company or GRIID, if (a) the Closing has not occurred by May 29, 2022 (subject to extension for 60 days or 90 days in certain circumstances), (b) the other party has breached any of its representations, warranties, covenants or agreements in the Merger Agreement and such breach has caused the failure of the closing condition related to the accuracy of such other party’s representations and warranties or such other party’s compliance with its covenants (subject to a cure period), (c) any governmental entity has issued a final, non-appealable order
or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Merger Agreement, (d) the Company’s stockholder meeting to vote on the Merger has been held and the ADEX Stockholder Approval (as defined in the Merger Agreement) has not been obtained or (e) the GRIID Written Consent (as defined in the Merger Agreement) has not been obtained in the time period set forth in the Merger Agreement.
If the Merger Agreement is validly terminated, none of the parties to the Merger Agreement will have any liability or any further obligation under the Merger Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Merger Agreement).
Vendor Agreements
On August 17, 2021, the Company entered into a master services agreement (the “Evolve Agreement”) with Evolve Security, LLC (“Evolve”) for cybersecurity due diligence services related to the Merger. Under the Evolve Agreement, the Company paid Evolve $55,000
.
On August 17, 2021, the Company entered into an engagement letter (the “Edelstein Letter”) with Edelstein & Company, LLP (“Edelstein”) for accounting due diligence services related to the Merger. Under the Edelstein Letter, Edelstein estimated its fees payable by the Company to be $16,000
.
On August 17, 2021, the Company entered into an engagement letter (the “Lincoln Letter”) with Lincoln International LLC (“Lincoln”) for fairness opinion services related to the Merger. Under the Lincoln Letter, Lincoln will be entitled to receive a contingent fee in the amount of $500,000 plus expenses upon the consummation of the Merger.
On August 18, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Arthur D. Little LLC (“ADL”) for technical and commercial due diligence services related to the Merger. Under the Consulting Agreement, ADL will receive a contingent fee in the amount of $250,000 plus expenses upon the consummation of the Merger.
On September 13, 2021, the Company entered into an engagement letter (the “M&A Engagement Letter”) with Wells Fargo Securities, LLC (“Wells”), pursuant to which Wells would serve as financial advisor in connection with contemplated acquisitions made by the Company. Under the M&A Engagement Letter, Wells would receive $3,500,000 upon the consummation of a business combination, and would be entitled to 30
% of any
break-up
fee the Company receives upon the termination of a Business Combination agreement.
On September 14, 2021, the Company entered into engagement letters relating to a private investment in public equity (“PIPE”) financing (the “PIPE Engagement Letter”) and capital markets advisory services (the “Capital Markets Engagement Letter”), each with Wells. Under the PIPE Engagement Letter, Wells would receive a contingent fee equal to 4
% of the gross proceeds of securities sold in the PIPE plus expenses. The Company will be obligated to pay an additional $1,500,000
if the gross proceeds of securities sold in a PIPE are above $100,000,000
. Under the Capital Markets Engagement Letter, Wells would receive $3,500,000 upon the consummation of a Business Combination.
As of December 31, 2021, the Company had incurred legal fees related to the Merger of approximately $2,500,000
. These fees will only become due and payable upon the consummation of the Merger.